Inventories - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Reversal of inventory write down	€ (5,555)	€ 11,417	€ 8,971
Cost of inventories	€ 175,236	184,368
Impairment losses recognized on inventories		€ 11,417